Earnings per Share (Tables)	12 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted
The following table sets forth the computation of basic and diluted earnings (loss) per share under the two-class method (in millions, except per share data):

	September 30,
	2012	2011	2010
Basic earnings per share:
Numerator:
Net income attributable to Rock-Tenn Company shareholders	$249.1	$141.1	$225.6
Less: Distributed and undistributed income available to participating securities	(0.8)	(1.4)	(2.5)
Distributed and undistributed income attributable to Rock-Tenn Company shareholders	$248.3	$139.7	$223.1
Denominator:
Basic weighted average shares outstanding	71.2	49.7	38.4
Basic earnings per share attributable to Rock-Tenn Company shareholders	$3.49	$2.81	$5.80

Diluted earnings per share:
Numerator:
Net income attributable to Rock-Tenn Company shareholders	$249.1	$141.1	$225.6
Less: Distributed and undistributed income available to participating securities	(0.7)	(1.4)	(2.5)
Distributed and undistributed income attributable to Rock-Tenn Company shareholders	$248.4	$139.7	$223.1
Denominator:
Basic weighted average shares outstanding	71.2	49.7	38.4
Effect of dilutive stock options and non-participating securities	0.9	0.8	0.7
Diluted weighted average shares outstanding	72.1	50.5	39.1
Diluted earnings per share attributable to Rock-Tenn Company shareholders	$3.45	$2.77	$5.70